Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 392	$ 820
Money market accounts	906	249
Cash and cash equivalents	$ 1,298	$ 1,069	$ 778